Inventories - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Inventory [Line Items]
Recorded inventory provisions	$ 885	$ 1,008	$ 2,958	$ 2,538	$ 3,345	$ 3,660
Voxtel
Inventory [Line Items]
Inventory acquired, step up basis	$ 3,120		$ 1,245